Deposits, Prepayment and Other Receivables (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Prepaid insurance	833	1,067	664
Prepaid electricity	426	380	622
Prepaid renovation	1,188	1,188	0
Rental deposits / prepaid rent	7,618	7,825	5,516
Deposit for the import processing arrangement	320	314	297
Loans to workers	5,217	5,506	0
Other receivables	18,260	2,181	0
Others	1,609	2,053	1,258
Deposits, prepayment and other receivables	35,471	20,514	8,357